STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,286,674	$ 1,212,630	$ 657,915
Reclassification of pension activity	0	0	15,462
Total other comprehensive (loss) income	(2,639)	16,677	(5,569)
Equity at end of period	1,386,664	1,286,674	1,212,630
Other income, net	(4,799)	(10,600)	(8,435)
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	40,417	8,631	(2,578)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(515)	54,523	12,764
Reclassification of pension activity			0
Gross amounts reclassified from accumulated other comprehensive loss	(20,669)	(28,522)	(2,418)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,170	5,785	863
Total other comprehensive (loss) income	(16,014)	31,786	11,209
Equity at end of period	24,403	40,417	8,631
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	(24,601)	(21,529)	(319)
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(36,938)	(59,822)	(77,445)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(8,490)	21,530	1,857
Reclassification of pension activity			15,462
Gross amounts reclassified from accumulated other comprehensive loss	(3,679)	1,548	378
Income tax effect of amounts reclassified from accumulated other comprehensive loss	878	(194)	(74)
Total other comprehensive (loss) income	(11,291)	22,884	17,623
Equity at end of period	(48,229)	(36,938)	(59,822)
Pension & Other Postretirement Benefits | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other income, net	(3,679)	1,548	2,134
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(107,612)	(74,728)	(48,780)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	20,900	(38,329)	(27,669)
Reclassification of pension activity			0
Gross amounts reclassified from accumulated other comprehensive loss	(253)	5,445	1,721
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0
Total other comprehensive (loss) income	20,647	(32,884)	(25,948)
Equity at end of period	(86,965)	(107,612)	(74,728)
Foreign Currency Translation | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other income, net	(253)	5,445	0
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(104,133)	(125,919)	(128,803)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	11,895	37,724	(13,048)
Reclassification of pension activity			15,462
Gross amounts reclassified from accumulated other comprehensive loss	(24,601)	(21,529)	(319)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	6,048	5,591	789
Total other comprehensive (loss) income	(6,658)	21,786	2,884
Equity at end of period	$ (110,791)	$ (104,133)	$ (125,919)